PROVISION FOR JUDICIAL LIABILITIES - Possible losses, labor (Details) R$ in Thousands	Dec. 31, 2023 BRL (R$) item	Dec. 31, 2022 BRL (R$) item
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded	R$ 14,432,915	R$ 12,937,551
Labor
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded	R$ 194,883	R$ 321,428
Labor | Possible losses
PROVISION FOR JUDICIAL LIABILITIES
Number of lawsuits | item	1,034	1,248
Possible losses for which no provision was recorded	R$ 194,883	R$ 321,428
Labor | Probable losses
PROVISION FOR JUDICIAL LIABILITIES
Number of lawsuits | item	1,241	1,117